Property and Equipment, Net	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5 – PROPERTY AND EQUIPMENT, NET

As of June 30, 2020 and December 31, 2019, property and equipment consist of the following:

	June 30, 2020	December 31, 2019
Electronic equipment	$24,256	$24,611
Office furniture and equipment	10,735	10,893
Total property and equipment	34,991	35,504

Less: accumulated depreciation	(13,848)	(9,119)

Total property and equipment, net	$21,143	$26,385

Depreciation expense for the six months ended June 30, 2020 and fiscal 2019 was $6,686 and $6,960, respectively, of which $1,802 and $0, respectively, was included in cost of revenues, the remaining amount was included in operating expenses.